MONEY MARKET PORTFOLIOS
ONE FRANKLIN PARKWAY
SAN MATEO, CA 94403-1906

June 1, 2022

Via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Money Market Portfolios (CIK#0000890089)
	File No. 811-07038

Ladies and Gentlemen:

On behalf of the above-referenced Trust submitted herewith under the EDGAR system, please find Amended Form N-
CEN for the period ended June 30, 2020.

The amended form is being filed to amend Item G.1.a.iii of the Form N-CEN on behalf of The U.S. Government Money
Market Portfolio to add the signature to the independent public accountant's report on internal control. There were no other changes to the Form N-CEN that was filed on September 11, 2020 (accession number 0001752724-20-
182553).

Please direct any inquiries to Jeffrey W. White at (916) 463-
4396.

Sincerely,

/s/ Jeffrey W. White

Jeffrey W. White
Assistant Treasurer